Basis Of Presentation And Summary Of Significant Accounting Policies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Fair Value, Option, Quantitative Disclosures [Line Items]
Percentage of investment in affiliates	50.00%
Percentage of controlling ownership in voting power of capital stock	78.00%
Liquid investments with maturities	90 days
Payment to acquire business, net of cash acquired				$ 52
Bad debt expense	2	3	1
Allowance for doubtful accounts	13	13
Maximum exposures to accounts receivable factoring and securitization facilities	19	23
Research and development expense	173	166	151
Advertising and promotion expenses	37	49	40
Customer Relationship [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Definite-lived intangible assets				22
Trademarks [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Indefinite-lived intangible assets				$ 1
Minimum [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Minimum Percentage of Ownership in Investments for Consolidation	50.00%
Percentage of investment in affiliates	20.00%
Maximum [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Percentage of investment in affiliates	50.00%	50.00%
Maximum [Member] | Cost Method Investments [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Percentage of investment in affiliates	20.00%